Other capital reserve	12 Months Ended
Mar. 31, 2019
Other capital reserve
Other capital reserve

30.  Other capital reserve

	Share-based	Equity
Other capital reserves	payments	Instruments	Warrant	Total
March 31, 2017	733,107	341	—	733,448
Share-based payments expense during the year	734,512	—	—	734,512
Issuance of warrants (refer to Note 32)	—	—	23,258	23,258
Exercised during the year	(650,860)	—	—	(650,860)
Forfeited during the year	(4,592)	—	—	(4,592)
Expired during the year	(2,802)	—	—	(2,802)
March 31, 2018	809,365	341	23,258	832,964
Share-based payments expense during the year	295,680	—	—	295,680
Exercised during the year	(376,339)	—	—	(376,339)
Forfeited during the year	(13,447)	—	—	(13,447)
Expired during the year	(2,870)	—	—	(2,870)
March 31, 2019	712,389	341	23,258	735,988

30.1  Equity instruments

The Parent Company reserved 1,844 shares for the issuance at exercise price of INR 69.16  ($  1). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32.

30.2  Share based payments

2006 Share Plan and 2006 India Share Plan

The Company had reserved an aggregate of 1,316,765 ordinary shares as at March 31, 2019 (1,316,765 ordinary shares as at March 31, 2018) for issuance to officers, directors and employees of the Company pursuant to its 2006 Share Plan and 2006 India Share Plan, both of which have been adopted by the board of directors (and the board of directors of Yatra India, in relation to the 2006 India Share Plan) and approved by the Company shareholders (and the shareholders of Yatra India, in relation to the 2006 India Share Plan) (collectively, the “Plan”). Out of such reserved shares, options to purchase 652,580 ordinary shares have been granted and are outstanding as at March 31, 2019  (March 31, 2018:  657,130 ordinary shares).

The share-based payment awards have the following vesting period under the same plan:-

1)   60 months, the first tranche vests after two years, while the remaining awards vest in equal installments on quarterly basis over the remainder of the vesting period.

2)   12 equal installments over 12 months.

3)   50% vest over 16 equal quarterly installments starting Dec 1, 2013; 25% vest if the “2015 Milestones” are met and then in eight quarters starting July 1, 2015; 25% vest if the “2016 Milestones” are met and then in four quarters starting July 1, 2016.

The Company estimates the expected term of stock grants equivalent to their vesting period. The Company has used the volatility of stocks of comparative companies with estimated life of options similar to its grants. The risk-free interest rate that is used in the option valuation model is based on U.S. treasury zero coupon bonds with a remaining term similar to the expected term of the options. The Company does not anticipate paying any cash dividends in the foreseeable future and, therefore, has used an expected dividend yield of zero in the option valuation model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. All stock-based payment awards are amortized on a graded-vesting basis over the requisite service periods of the awards, which are generally the vesting periods.

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2018		2019
				Weighted
		Weighted		average
		average EP		EP per
	No. of shares*	per share	No. of shares*	share
Number of options outstanding at the beginning of the year	698,965	279.43	657,130	287.05
Granted during the year	—	—	—	—
Forfeited during the year	6,913	289.04	1,785	348.84
Expired during the year	—	—	2,581	270.10
Exercised during the year	34,922	167.39	184	300.11
Number of options outstanding at the end of the year	657,130	287.05	652,580	304.92

Vested	656,454	287.06	652,580	304.92

*     On December 16, 2016, the Parent Company effectuated a reverse 5.4242194‑for-one share split of its ordinary shares as well as a reverse 5.4242194‑for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

The weighted average remaining contractual life for the share options outstanding as at March 31, 2019 was 3.63 years  (March 31, 2018:  4.61 years).

The range of exercise prices for options outstanding at the end of the year was INR 270.10 to INR 375.14  (March 31, 2018:  254.28 to INR 353.17).

During the year ended March 31, 2019, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR 24  (March 31, 2018: INR 432 and March 31, 2017: INR 9,183).

Company did not grant any options during the fiscal year ended March 31, 2019 and March 31, 2018.

Restricted Stock Unit Plan

On December 16, 2016, the Company approved a share incentive plan in connection with the business combination transaction (Refer to Note 43). The Company granted 2,000,000 restricted share, under the plan to eligible employees. Each RSU represents the right to receive one ordinary share. Out of 2,000,000 RSU’s, 74,458 shares have been issued as part of treasury shares (Refer to Note 29).

The terms and conditions for 2,000,000 RSU’s:

1)	RSUs have daily graded vesting over a two year period.
2)

RSUs have a two year repurchase right in favor of the Company such that the Company will be able to acquire any unvested shares for a nominal amount, in case of termination of the services of the employee prior to vesting

3)	RSU’s grantee shall have the option of settling the tax obligation by selling the equivalent shares to the Company or by net settlement method as per IFRS 2 “Share-based payment”

During the previous year, the Company had modified the vesting condition and 1,925,542 RSUs would vest in installments with one-fourth of the shares of RSUs vested on June 30, 2017 and three-quarters of RSUs vesting in six equal quarterly anniversaries following June 30, 2017 with the last quarter vesting on December 15, 2018.

	March 31,
	2018	2019
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	1,684,024	719,575
Granted during the year	—	—
Forfeited during the year	3,606	372
Expired during the year	724	738
Vested during the year	960,119	718,465
Number of RSU’s outstanding at the end of the year	719,575	—

Vested and not exercised	—	643,147

The weighted average remaining contractual life for RSU’s outstanding as at March 31, 2019 was Nil years (March 31, 2018: 0.38).

The range of exercise prices for RSU’s outstanding at the end of the year is Nil (March 31, 2018: Nil).

During the year ended March 31, 2019, share based compensation cost for these RSU’s is recognized under personnel expenses amounting to INR 103,110 (March 31, 2018: 633,172 and March 31, 2017: 577,749). Refer to Note 11.

2016 Stock Option and Incentive Plan (the “2016 Plan”)

On December 13, 2016, the Company’s board of directors approved the 2016 Plan and on December 15, 2016, the Company shareholders approved the 2016 Plan. The 2016 Plan enables the Company to make equity based awards to its officers, employees, non-employee directors and consultants. The 2016 Plan provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, cash-based awards, performance share awards and dividend equivalent rights. The Company has reserved for issuance 7,667,393 authorized but unissued ordinary shares under the 2016 Plan as on March 31, 2019, which shares are subject to an annual increase on January 1 of each year equal to three percent of the number of shares issued and outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2016 Plan. The 2016 Plan limits the number or value of shares that may be granted to any participant in any one calendar year, among other limits.

During the year ended March 31, 2018, the Company pursuant to the “2016 Plan”, granted options to purchase 29,269 (March 31, 2018: 337,749) ordinary shares and 312,629 (March 31, 2018: 337,749) are outstanding as at March 31, 2019.

The share-based payment awards have the following vesting period under the same plan:-

1)   197,749 share options will vest over a period of four years in equal quarterly installments, with first such vesting on February 1, 2018 equivalent to 1/16th of the total number of stock options and with the last such vesting on November 1, 2021

2)   140,000 share options will vest over a period of two years in equal monthly installments commencing from first vesting on March 1, 2018 equivalent to 1/24th of the total number of stock options, with the last such vesting on February 1, 2020

3) 21,769 share options will vest over a period of one year and four months in equal monthly installments commencing from first vesting on September 1, 2018 equivalent to 1/16th of the total number of stock options, with the last such vesting on June 1, 2022

4) 7,500 share options will vest over a period of one year in equal monthly installments commencing from first vesting on January 1, 2019 equivalent to 1/12th of the total number of stock options, with the last such vesting on December 1, 2019

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2018		March 31, 2019
				Weighted
		Weighted		average
		average EP		EP per
	No. of shares	per share	No. of shares	share
Number of options outstanding at the beginning of the year	—	—	337,749	591.99
Granted during the year	337,749	591.99	29,269	406.10
Forfeited during the year	—		54,389	668.82
Number of options outstanding at the end of the year	337,749	591.99	312,629	601.01
Vested	18,550	606.26	127,705	590.06

The weighted average remaining contractual life for the share options outstanding as at March 31, 2019 was 4.94 years  (March 31, 2018:  6.09).

The range of exercise prices for options outstanding at the end of the year was INR 380.38 to INR 691.60 (March 31, 2018: INR 508.51 to INR 651.10).

During the year ended March 31, 2019, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR 19,891  (March 31, 2018:  7,748 and March 31, 2017:  Nil). Refer to Note 11.

The following tables list the inputs to the model used for the years then ended

	March 31, 2018	March 31, 2019
Weighted average Fair value of ordinary share at the measurement date (USD)	7.09	5.67
Risk—free interest rate (%)	2.31% - 2.42%	2.76% - 2.80%
Expected volatility (%)	36.10% - 36.55%	38.63% - 40.64%
Expected life of share options	2.52 - 4.95	2.27 - 4.98
Dividend Yield	0.00%	0.00%
Model used	Black-Scholes Valuation	Black-Scholes Valuation

The expected life of share options has been taken as mid point between first and last available exercise date.

The expected volatility reflects the assumption based on historical volatility on the share prices of similar entities over a period.

2016 Stock Option and Incentive Plan (the “2016 Plan”)

The Company pursuant to the “2016 Plan” had approved a grant of 603,792 Restricted Stock Units (“RSUs”) and 280,886 are outstanding as at March 31, 2019  (March 31, 2018:  547,390).

The restricted stock unit awards have the following vesting period:-

1)

For 87,879 RSUs granted, vesting of these RSAs would commence from May 31, 2017 with first vesting equivalent to 1/8th of the Balance RSAs for each of the employees and 1/8th getting vested at the end of each subsequent quarters until February 28, 2019.

2)	For 4300 RSUs were fully vested on the grant date.
3)

For 7,277 RSUs granted, these RSUs would vest over a period of four years in equal quarterly installments, vesting period of which will commence from July 01, 2017 with first such vesting on September 30, 2017 equivalent to one-sixteenth of these RSAs and with the last vesting to be done on or before June 30, 2021.

4)

For 20,000 RSUs granted, these RSUs would vest over a period of time with first such vesting commencing from February 1,2018 equivalent to 1/10th of the RSUs and rest of the RSUs vesting subsequently, in equal lots of 1/12th of such RSUs, at the end of every quarter commencing from February 1, 2018, with the last one twelfth vesting on February 1, 2021.

5)

For 479,336 RSUs granted, these RSUs would vest over a period of one year in equal quarterly installments with first such vesting commencing from April 1, 2018 equivalent to 1/4th of these RSUs and with the last vesting effectuating on January 1, 2019.

6)

For 5,000 RSUs granted, vesting of these RSAs would commence from April 1, 2018 with first vesting equivalent to 1/4th of the Balance RSAs for the employee and 1/16th getting vested at the end of each subsequent quarters until April 1, 2021.

	March 31, 2018	March 31, 2019
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	—	547,390
Granted during the year	603,792	—
Forfeited during the year	6,535	13,124
Expired during the year	283	3,645
Vested during the year	49,584	249,735
Number of RSU’s outstanding at the end of the year	547,390	280,886

Vested and not exercised	—	263,115

The weighted average remaining contractual life for RSU’s outstanding as at March 31, 2019 was 1.03 years  (March 31, 2018:  0.45).

The range of exercise prices for RSU’s outstanding at the end of the year is Nil  (March 31, 2018:  Nil).

During the year ended March 31, 2019, share based compensation cost for these RSU’s is recognized under personnel expenses amounting to INR 159,857  (March 31, 2018:  88,829 and March 31, 2017:  Nil). Refer to Note 11

The following tables list the inputs to the model used for the years then ended:

March 31,
2018
Weighted average Fair value of ordinary share at the measurement date (USD)	6.68
Risk—free interest rate (%)	2% - 2.5%
Expected volatility (%)	35% - 37%
Expected life of RSU's	0 - 4 Years
Dividend Yield	0%
Model used	Black-Scholes Valuation

The expected life of RSU’s options has been taken as the vesting period.

The expected volatility reflects the assumption based on historical volatility on the share prices of similar entities over a period.